FAIR VALUE MEASUREMENTS - Discount Rates and Terminal Capitalization Rates (Details)	Jun. 30, 2021	Dec. 31, 2020
Maximum | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	9.70%	9.70%
Maximum | Terminal Capitalization Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	9.20%	9.20%
Minimum | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	7.90%	7.90%
Minimum | Terminal Capitalization Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	7.40%	7.40%